N-4	May 01, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	Jefferson National Life of New York Annuity Account 1
Entity Central Index Key	0001618629
Entity Investment Company Type	N-4
Document Period End Date	May 01, 2025
Amendment Flag	false
Monument Advisor NY
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	Capitalized terms have the meanings given to them in the prospectus.Subject to regulatory approval, Jefferson National Life Insurance Company of New York (JNL NY) will merge with and into Nationwide Life Insurance Company (NLIC), a parent company of JNL NY, on or about July 1, 2025. Upon the merger, Nationwide would become the issuer of the Contracts and the depositor of the Separate Account. The Merger will not affect the terms of, or the rights and obligations under, the Contracts other than to change the insurance company that provides Contract benefits from JNL NY to NLIC. The Contracts continue to be funded by the Separate Account. Contract values will not change as a result of the Merger. No additional charges will be imposed and no deductions will be made as a result of the Merger. The Merger will not have any tax consequences for Contract Owners.
Monument Advisor Select NY
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	Capitalized terms have the meanings given to them in the prospectus.Subject to regulatory approval, Jefferson National Life Insurance Company of New York (JNL NY) will merge with and into Nationwide Life Insurance Company (NLIC), a parent company of JNL NY, on or about July 1, 2025. Upon the merger, Nationwide would become the issuer of the Contracts and the depositor of the Separate Account. The Merger will not affect the terms of, or the rights and obligations under, the Contracts other than to change the insurance company that provides Contract benefits from JNL NY to NLIC. The Contracts continue to be funded by the Separate Account. Contract values will not change as a result of the Merger. No additional charges will be imposed and no deductions will be made as a result of the Merger. The Merger will not have any tax consequences for Contract Owners.